Land, furniture and equipment - Net: (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Land, furniture and equipment:
Beginning balance	$ 268,450
Ending balance	303,068	$ 268,450
Land
Land, furniture and equipment:
Beginning balance	192	177
Foreign currency translation	3	15
Ending balance	195	192
Furniture & equipment
Land, furniture and equipment:
Beginning balance	159,238	139,342
Foreign currency translation	(2,114)	3,267
Additions	25,640	16,629
Ending balance	182,764	159,238
Machinery & equipment
Land, furniture and equipment:
Beginning balance	218,872	151,868
Foreign currency translation	(30,175)	40,650
Additions	15,426	26,354
Ending balance	204,123	218,872
Computer equipment
Land, furniture and equipment:
Beginning balance	185,970	117,323
Foreign currency translation	(30,458)	32,777
Additions	46,270	35,870
Ending balance	201,782	185,970
Transportation equipment
Land, furniture and equipment:
Beginning balance	63,166	46,183
Foreign currency translation	(8,887)	10,847
Additions	7,869	9,533
Disposals transfers	(1,170)	(3,397)
Ending balance	60,978	63,166
Improvements to leased premises
Land, furniture and equipment:
Beginning balance	160,560	98,824
Foreign currency translation	(24,182)	27,922
Additions	57,504	33,814
Ending balance	193,882	160,560
Gross carrying amount
Land, furniture and equipment:
Beginning balance	268,450	184,016
Foreign currency translation	(28,424)	37,881
Additions	64,212	49,950
Disposals transfers	(1,170)	(3,397)
Ending balance	303,068	268,450
Accumulated depreciation
Land, furniture and equipment:
Beginning balance	(519,548)	(369,701)
Foreign currency translation	67,389	(77,597)
Additions	(88,497)	(72,250)
Ending balance	$ (540,656)	$ (519,548)